UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Maryland
       Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
       Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Maryland Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
Maryland - 136.4%	$500	Annapolis, Maryland, Special Obligation Revenue Bonds (Park Place Project), Series A, 5.35% due 7/01/2034	$466
	2,870	Anne Arundel County, Maryland, EDR (Community College Project), 5.25% due 9/01/2028	2,949
	2,000	Baltimore County, Maryland, Metropolitan District, GO, 67th Issue, 5% due 6/01/2022	2,090
	2,000	Baltimore County, Maryland, Metropolitan District, GO, 68th Issue, 5% due 8/01/2028	2,068
	1,000	Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest Village, Inc.),
		Series A, 5% due 1/01/2037	942
	500	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25% due 9/01/2039 (c)	527
	1,000	Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50% due 7/01/2031	1,037
	3,500	Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds, Series A, 5.20% due 7/01/2032 (b)	3,672
	2,000	Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds, Series A, 5.125% due 7/01/2042 (b)	2,071
	1,000	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority),
		6.625% due 7/01/2025	1,014
	500	Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia Vantage House
		Corporation), Series A, 5.25% due 4/01/2033	455
	250	Maryland State Community Development Administration, Department of Housing and Community Development,
		Residential Revenue Bonds, AMT, Series H, 5.10% due 9/01/2037	248
	1,000	Maryland State Community Development Administration, Department of Housing and Community Development,
		Residential Revenue Refunding Bonds, AMT, Series D, 4.85% due 9/01/2037	951
	2,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Baltimore Board of Child
		Care), 5.375% due 7/01/2032	2,043
	1,990	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Carroll County General
		Hospital), 6% due 7/01/2037	2,055
	2,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Loyola College),
		5% due 10/01/2039	2,007
	2,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union Hospital of Cecil
		County), 5.625% due 7/01/2032	2,042
	2,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland
		Medical System), 5.25% due 7/01/2011 (d)	2,134
	2,000	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (Johns Hopkins
		University), 5% due 7/01/2041	2,031
	1,000	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (Peninsula
		Regional Medical Center), 5% due 7/01/2036	997
Portfolio Abbreviations
To simplify the listings of BlackRock Maryland Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
EDR	Economic Development Revenue Bonds

BlackRock Maryland Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$1,905	Maryland State Industrial Development Financing Authority, EDR (National Aquarium in Baltimore, Inc.),
		Series B, 5.20% due 11/01/2026	$1,951
	1,000	Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good Counsel School), Series A,
		6% due 5/01/2035	1,013
	2,000	Maryland State Transportation Authority, Parking Revenue Bonds (Baltimore/Washington International Airport),
		AMT, Series B, 5.125% due 3/01/2024 (a)	2,041
	500	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail Garage Projects), 5% due 6/01/2023	521
	1,435	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail Garage Projects), 5% due 6/01/2024	1,495
	1,500	Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project), 5.20% due 7/01/2034	1,408
	1,000	Saint Mary's College of Maryland, Academic and Auxiliary Facilities Fees Revenue Bonds,
		Sub-Series A, 5% due 9/01/2027 (a)	1,037
	1,000	Saint Mary's College of Maryland, Academic and Auxiliary Facilities Fees Revenue Bonds,
		Sub-Series A, 5% due 9/01/2032 (a)	1,030
Puerto Rico - 11.9%	1,500	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
		5.50% due 5/15/2039	1,465
	1,750	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series D, 5.25% due 7/01/2012 (d)	1,896
	350	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
		Series D, 5.375% due 7/01/2033	354
		Total Municipal Bonds (Cost - $44,482) - 148.3%	46,010
		Corporate Bonds
Multi State - 7.4%	2,000	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (e)	2,279
		Total Corporate Bonds (Cost - $2,000) - 7.4%	2,279
		Total Investments (Cost - $46,482*) - 155.7%	48,289
		Other Assets Less Liabilities - 2.4%	750
		Preferred Shares, at Redemption Value - (58.1%)	(18,020)
		Net Assets Applicable to Common Shares - 100.0%	$31,019

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,382
Gross unrealized appreciation	$2,218
Gross unrealized depreciation	(311)
Net unrealized appreciation	$1,907
(a) AMBAC Insured.
(b) FGIC Insured.
(c) XL Capital Insured.

BlackRock Maryland Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

(d) Prerefunded.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

• Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	(200)	$2

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Maryland Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 16, 2008